Stockholders' Equity - Additional Information (Detail) - $ / shares	1 Months Ended			9 Months Ended	11 Months Ended
	Apr. 30, 2015	Dec. 30, 2014	Nov. 30, 2014	Sep. 29, 2015	Nov. 25, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Common stock shares, authorized		140,000,000
Class A Common Stock [Member]
Stockholders' Equity Note [Abstract]
Common stock shares, authorized		70,000,000		70,000,000		70,000,000
Common stock shares, par value		$ 0.01		$ 0.01		$ 0.01
Common stock shares, issued	5,750,000	5,750,000		4,785,204	50,100
Class A Common Stock [Member] | Initial Public Offering [Member]
Stockholders' Equity Note [Abstract]
Common stock shares, issued			5,750,000
Class A Common Stock [Member] | Investor [Member] | Initial Public Offering [Member]
Stockholders' Equity Note [Abstract]
Common stock shares, issued			5,750,000
Common stock shares price			$ 18.00
Class B Common Stock [Member]
Stockholders' Equity Note [Abstract]
Common stock shares, authorized		70,000,000		70,000,000		70,000,000
Common stock shares, par value		$ 0.01		$ 0.01		$ 0.01
Common stock shares, issued		17,028,204		(4,785,204)